UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22434

del Rey Global Investors Funds

(Exact name of registrant as specified in charter)

6701 Center Drive West, Suite 655

Los Angeles, CA 90045

(Address of principal executive offices) (Zip code)

Gerald W. Wheeler, Esq.

Chief Operating Officer

del Rey Global Investors, LLC

6701 Center Drive West, Suite 655

Los Angeles, CA 90045

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 649-1230

Date of fiscal year end: May 31

Date of reporting period: July 1, 2012 – September 10, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Proxy Voting Record.

del Rey Monarch Fund

Company Name	Ticker	CUSIP	Meeting Date	Proponent	Proposal	Vote Cast	Against Mgmt
Home Retail Group plc	HOME	G4581D103	04-Jul-12	Management	Accept Financial Statements and Statutory Reports	For	No
Home Retail Group plc	HOME	G4581D103	04-Jul-12	Management	Approve Remuneration Report	For	No
Home Retail Group plc	HOME	G4581D103	04-Jul-12	Management	Re-elect Richard Ashton as Director	For	No
Home Retail Group plc	HOME	G4581D103	04-Jul-12	Management	Re-elect John Coombe as Director	For	No
Home Retail Group plc	HOME	G4581D103	04-Jul-12	Management	Re-elect Mike Darcey as Director	For	No
Home Retail Group plc	HOME	G4581D103	04-Jul-12	Management	Re-elect Terry Duddy as Director	For	No
Home Retail Group plc	HOME	G4581D103	04-Jul-12	Management	Elect Ian Durant as Director	For	No
Home Retail Group plc	HOME	G4581D103	04-Jul-12	Management	Elect Cath Keers as Director	For	No
Home Retail Group plc	HOME	G4581D103	04-Jul-12	Management	Reappoint PricewaterhouseCoopers LLP as Auditors	For	No
Home Retail Group plc	HOME	G4581D103	04-Jul-12	Management	Authorise Board to Fix Remuneration of Auditors	For	No
Home Retail Group plc	HOME	G4581D103	04-Jul-12	Management	Authorise EU Political Donations and Expenditure	For	No
Home Retail Group plc	HOME	G4581D103	04-Jul-12	Management	Authorise Issue of Equity with Pre-emptive Rights	For	No
Home Retail Group plc	HOME	G4581D103	04-Jul-12	Management	Authorise Issue of Equity without Pre-emptive Rights	For	No
Home Retail Group plc	HOME	G4581D103	04-Jul-12	Management	Authorise Market Purchase of Ordinary Shares	For	No
Home Retail Group plc	HOME	G4581D103	04-Jul-12	Management	Authorise the Company to Call EGM with Two Weeks’ Notice	For	No

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) del Rey Global Investors Funds

By	/s/ Paul J. Hechmer
Paul J. Hechmer, Chief Executive Officer
(Principal Executive Officer)

Date: October 2, 2012